Related Party Transactions and Balances - Summary of Assets and Liabilities of the Company in Respect of Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables	¥ 744	¥ 176
Trade payables		213
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Loan receivables		212
Trade payables	¥ 293	¥ 200